Stock Option Plans - Schedule of Recognized Stock Based Compensation Expense (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Service provider compensation	$ 88,750	$ 31,562	$ 124,896	$ 3,500
Employee compensation			205,250	33,271
Director compensation				25,000
Total			$ 330,146	$ 61,771